Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022		Mar. 31, 2021
Assets:
Available-for-sale securities		¥ 31,673,890		¥ 27,853,035
Liabilities:
Long-term debt		2,756,062		2,703,021
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		3,155,000		3,479,000
Equity securities measured at net asset value	[1]	210,000		121,000
Securities measured at net asset value	[1],[2]	284,000		431,000
Other investments		58,000		55,000
Total assets measured at fair value		59,749,000		58,261,000
Liabilities:
Trading securities sold, not yet purchased		5,089,000		2,626,000
Long-term debt	[3]	2,756,000		2,703,000
Total liabilities measured at fair value		17,615,000		13,581,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		4,624,000		4,639,000
Liabilities:
Liabilities, derivatives		4,716,000		4,476,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		4,436,000		3,328,000
Liabilities:
Liabilities, derivatives		4,472,000		3,246,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		426,000		531,000
Liabilities:
Liabilities, derivatives		345,000		384,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		118,000		94,000
Liabilities:
Liabilities, derivatives		121,000		113,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		119,000		33,000
Liabilities:
Liabilities, derivatives		116,000		33,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	1,615,000		1,934,000
Available-for-sale securities		25,159,000		20,921,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	145,000		120,000
Available-for-sale securities		420,000		463,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	3,064,000		4,148,000
Available-for-sale securities		373,000		911,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,546,000		1,275,000
Available-for-sale securities		1,336,000		1,507,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	3,176,000		4,727,000
Available-for-sale securities		451,000		521,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[2]	8,000		9,000
Available-for-sale securities		58,000		71,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		854,000		716,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	640,000		1,204,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	2,829,000		2,705,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities		1,622,000	[2]	1,575,000	[4]
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,235,000		1,904,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		788,000		839,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,094,000		3,375,000
Other investments		2,000		2,000
Total assets measured at fair value		34,969,000		33,160,000
Liabilities:
Trading securities sold, not yet purchased		3,054,000		2,138,000
Total liabilities measured at fair value		3,284,000		2,433,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		89,000		63,000
Liabilities:
Liabilities, derivatives		80,000		64,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		77,000		170,000
Liabilities:
Liabilities, derivatives		122,000		224,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		49,000		10,000
Liabilities:
Liabilities, derivatives		28,000		7,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	1,604,000		1,923,000
Available-for-sale securities		24,662,000		20,598,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	2,353,000		3,544,000
Available-for-sale securities		373,000		911,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	907,000		775,000
Available-for-sale securities		363,000		535,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	15,000		34,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities		1,381,000	[2]	1,220,000	[4]
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		61,000		104,000
Total assets measured at fair value		23,539,000		22,111,000
Liabilities:
Trading securities sold, not yet purchased		2,035,000		488,000
Long-term debt	[3]	1,962,000		1,990,000
Total liabilities measured at fair value		13,444,000		10,369,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		4,513,000		4,564,000
Liabilities:
Liabilities, derivatives		4,636,000		4,408,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		4,404,000		3,304,000
Liabilities:
Liabilities, derivatives		4,472,000		3,245,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		323,000		339,000
Liabilities:
Liabilities, derivatives		183,000		117,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		116,000		91,000
Liabilities:
Liabilities, derivatives		120,000		112,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		18,000		6,000
Liabilities:
Liabilities, derivatives		36,000		9,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	11,000		11,000
Available-for-sale securities		497,000		323,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	145,000		120,000
Available-for-sale securities		420,000		463,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	711,000		604,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	639,000		500,000
Available-for-sale securities		973,000		972,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	3,176,000		4,727,000
Available-for-sale securities		451,000		521,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		40,000		48,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		854,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	640,000		1,204,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	2,743,000		1,638,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities		213,000	[2]	326,000	[4]
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,920,000		1,539,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		671,000		707,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		56,000		53,000
Total assets measured at fair value		747,000		2,438,000
Liabilities:
Long-term debt	[3]	794,000		713,000
Total liabilities measured at fair value		887,000		779,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		22,000		12,000
Liabilities:
Liabilities, derivatives				4,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		32,000		24,000
Liabilities:
Liabilities, derivatives				1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		26,000		22,000
Liabilities:
Liabilities, derivatives		40,000		43,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		2,000		3,000
Liabilities:
Liabilities, derivatives		1,000		1,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		52,000		17,000
Liabilities:
Liabilities, derivatives		52,000		17,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[2]	8,000		9,000
Available-for-sale securities		18,000		23,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities				716,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	71,000		1,033,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities		28,000	[2]	29,000	[4]
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		315,000		365,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 117,000		¥ 132,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2021 and 2022 were ¥55 billion and ¥68 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.